Accounts Receivable (Schedule of Changes In Allowance For Doubtful Accounts Receivable) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for Doubtful Accounts Receivable [Roll Forward]
Beginning balance	€ (7,601)	€ (9,304)	€ (8,968)
Charged to selling, general and administrative expenses	(2,825)	(356)	(461)
Utilization	1,841	2,109	648
Foreign currency translation effect	34	(50)	(523)
Ending balance	€ (8,551)	€ (7,601)	€ (9,304)